SUPPLEMENTARY INFORMATION (Schedule of Credit from Banks) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Current Maturities of Long Term Loan from Banks	$ 183	$ 183
Linked To Dollar [Member]
Debt Instrument [Line Items]
% interest rate as of December 31, 2013	2.50%
Current Maturities of Long Term Loan from Banks	$ 183	$ 183